Deferred Revenues	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Revenues
18.	DEFERRED REVENUES

Deferred revenues mainly represent the unearned portion of installation fees for wireline services received from customers, the unused portion of calling cards, and the unamortized portion of government grants (Note 15).

	December 31,
	2016	2017
	RMB	RMB
Balance at beginning of year	2,482	3,558
Additions for the year
— calling cards	753	390
— government grants	1,494	—

	2,247	390

Reductions for the year
— amortization of installation fees	(294)	(208)
— usage of calling cards	(625)	(384)
— amortization of government grants	(252)	(295)

Balance at end of year	3,558	3,061

Representing:
— current portion	1,253	1,233
— non-current portion	2,305	1,828

	3,558	3,061

Included in other assets are primarily capitalized direct costs associated with the installation of wireline services. As of December 31, 2016 and 2017, the unamortized portion of these costs was RMB367 and RMB228 respectively.